Operating Segments	12 Months Ended
Dec. 31, 2017
Operating Segments
OPERATING SEGMENTS

NOTE 19:-	OPERATING SEGMENTS

The Company applies the principles of IFRS 8 regarding operating segments. The segment reporting is based on internal management reports of the Company’s management which are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated and assess performance (“the management approach”). According to the principles of IFRS 8, management determined that the Company has one reportable segment: development of drugs based on cannabinoid molecules to be approved by an official regulatory authority.